Thrivent Flexible Premium Deferred Variable Annuity
Thrivent Variable Annuity Account A

Updating Summary Prospectus
April 30, 2022
This Updating Summary Prospectus summarizes key features of the Thrivent Flexible Premium Deferred Variable Annuity Contract which was issued by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us,” or “our”), a fraternal benefit society organized under Wisconsin law. We no longer issue new Contracts.
The Prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/VariableAnnuityA. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The range of Investment Options fees and expenses and the examples have been updated.
Appendix: Portfolios Available Under the Contract	The information has been udpated.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	There are no charges for making a full or partial withdrawal.
Transaction Charges	There may be charges for other transactions.
You may make 12 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $10 transfer charge.
	You will also pay a charge if you request a wire transfer of funds from your Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.			Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount	0.0%	1.25%
	Investment Options (Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio.	0.23%	1.42%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost: $1,506	Highest Annual Cost: $2,701
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
	No optional benefits or riders	No optional benefits or riders
	No sales charges	No sales charges
	No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash.	Principal Risks of Investing in the Contract
Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the portfolios available under the Contract . Each investment option (including the Fixed Account) will have its own unique risks, and you should review the prospectuses for the Portfolios before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks	Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.	Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Statutory Prospectus
Investments	We charge $10 for each transfer of Accumulated Value you make in excess of 12 transfers per year.
You may not allocate or transfer less than $50 to either the Subaccount(s) or the Fixed Account.
You may make only one transfer from the Fixed Account in each Contract year. The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the value in the Fixed Account.
	We reserve the right to add, delete, combine or substitute investment options.	Purchases and Contract Value
TAXES		Location in Statutory Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1⁄2 and no exception applies.	Taxes
CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The financial advisor or professional will receive trailing compensation based on the Contract’s Accumulated Value. Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment.	Distribution of the Contracts
Exchanges	Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.	Taxes-Exchanges of Annuity Contracts

Special Terms
Accumulated Value	The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account.
Annuity Commencement Date	A date on which annuity payments begin.
Contract	The Contract between you and us providing the individual flexible premium deferred variable annuity.
Fixed Account	An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount. For the current interest rate, please call our Service Center at 1-800-847-4836.
Portfolio	A mutual fund in which a Subaccount invests. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Qualified Plan	A retirement plan that receives favorable tax treatment under Section 401, 403, 408, 408A, or similar provisions of the Internal Revenue Code.
Service Center	Thrivent, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.

Appendix : Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/VariableAnnuityA. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflect fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Current performance information is available by calling (800) 847-4836, or available online at https://service.thrivent.com/apps/investments/vasubaccounts/VAPDailyAndPerformance.jsp
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Allocation – 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.75% [1]	20.20%	14.94%	12.77%
Allocation – 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.69% [1]	16.35%	12.30%	10.99%
Allocation – 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.63% [1]	12.69%	10.41%	9.24%
Allocation – 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.64%	12.44%	8.83%	8.66%
	Thrivent Moderately Conservative Allocation Portfolio	0.60% [1]	7.20%	7.61%	6.84%
Allocation – 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.48%	6.87%	6.79%	7.04%
Corporate Bond	Thrivent Income Portfolio	0.43%	-0.46%	5.57%	5.04%
Diversified Emerging Markets	Thrivent Partner Emerging Markets Equity Portfolio (Subadvisor: Aberdeen Asset Managers Limited)	1.20% [1]	-4.73%	9.61%	5.69%
Foreign Large Blend	Thrivent International Allocation Portfolio (Subadvisor for international small-cap equity assets: Goldman Sachs Asset Management, L.P.)	0.72%	14.46%	8.48%	7.24%
	Thrivent International Index Portfolio	0.45%	10.86%	N/A [4]	N/A [4]
Health	Thrivent Partner Healthcare Portfolio (Subadvisor: BlackRock Investment Management, LLC.)	0.84% [1]	12.77%	16.88%	14.18%
High Yield Bond	Thrivent High Yield Portfolio	0.44%	4.40%	4.97%	5.90%
Intermediate Government	Thrivent Government Bond Portfolio	0.44%	-1.52%	2.89%	2.55%
Large Blend	Thrivent ESG Index Portfolio	0.42% [1]	30.78%	N/A [4]	N/A [4]
	Thrivent Large Cap Index Portfolio	0.23%	28.41%	18.18%	16.20%
Large Growth	Thrivent All Cap Portfolio	0.65%	24.11%	16.63%	14.85%
	Thrivent Large Cap Growth Portfolio	0.43%	22.97%	25.36%	19.76%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	32.05%	13.00%	13.44%
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.24%	24.47%	12.82%	13.85%
	Thrivent Mid Cap Stock Portfolio	0.65%	28.81%	15.94%	16.68%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85% [1]	11.80%	N/A [4]	N/A [4]

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.90% [1]	30.88%	N/A [4]	N/A [4]
Money Market - Taxable	Thrivent Money Market Portfolio	0.32%	0.00%	0.82%	0.41%
Multisector Bond	Thrivent Multidimensional Income Portfolio	1.07% [1]	5.77%	N/A [2]	N/A [2]
	Thrivent Opportunity Income Plus Portfolio	0.63%	1.80%	3.61%	3.23%
Real Estate	Thrivent Real Estate Securities Portfolio	0.84%	42.11%	11.54%	11.60%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	0.27%	2.52%	2.26%
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	26.50%	12.21%	14.21%
	Thrivent Small Cap Stock Portfolio	0.70%	24.77%	16.34%	15.01%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94% [1]	11.94%	N/A [3]	N/A [3]
World Large – Stock Blend	Thrivent Global Stock Portfolio	0.62%	20.71%	13.69%	12.46%
	Thrivent Low Volatility Equity Portfolio	0.90% [1]	18.65%	N/A [2]	N/A [2]
1Current expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.

This Updating Summary Prospectus incorporates by reference the Thrivent Flexible Premium Deferred Variable Annuity Prospectus and Statement of Additional Information (SAI), both dated April 30, 2022, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2022 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/VariableAnnuityA. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form 4460 and state variations
EDGAR Contract No. C000007340	13017SPRU R4-22